John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 96.6%		$352,965,713
(Cost $272,708,114)
China 5.1%		18,745,732
Alibaba Group Holding, Ltd., ADR (A)	31,018	3,901,754
Baidu, Inc., ADR (A)	27,626	4,412,977
JD.com, Inc., Class A (A)	3,219	122,006
NetEase, Inc., ADR	40,762	4,213,160
Tencent Holdings, Ltd.	67,600	4,235,970
XPeng, Inc., A Shares (A)	25,000	400,472
XPeng, Inc., ADR (A)	41,590	1,459,393
France 6.1%		22,159,298
Kering SA	13,069	9,759,421
Schneider Electric SE	52,555	8,902,529
Worldline SA (A)(B)	72,155	3,497,348
Germany 4.6%		16,755,293
HelloFresh SE (A)	56,172	3,739,953
Siemens AG	55,746	8,850,812
Vonovia SE	73,119	4,164,528
Ireland 2.1%		7,513,040
Allegion PLC	61,216	7,513,040
Netherlands 2.0%		7,294,969
NXP Semiconductors NV	35,509	7,294,969
Sweden 4.2%		15,444,092
Hexagon AB, B Shares	703,850	9,493,578
Telefonaktiebolaget LM Ericsson, B Shares	476,571	5,950,514
Switzerland 4.7%		17,207,764
Garmin, Ltd.	55,215	6,869,850
Roche Holding AG	26,713	10,337,914
United Kingdom 3.9%		14,341,026
Capri Holdings, Ltd. (A)	114,363	6,869,785
Nomad Foods, Ltd. (A)	289,583	7,471,241
United States 63.9%		233,504,499
Alphabet, Inc., Class A (A)	3,736	10,109,878
Amedisys, Inc. (A)	18,311	2,473,816
Applied Materials, Inc.	76,198	10,529,040
ASGN, Inc. (A)	39,978	4,592,273
Blueprint Medicines Corp. (A)	23,678	1,825,574
Boston Scientific Corp. (A)	175,010	7,507,929
Comcast Corp., Class A	146,511	7,324,085
Danaher Corp.	28,685	8,197,886
Fidelity National Financial, Inc.	224,791	11,318,227
Fidelity National Information Services, Inc.	65,004	7,795,280
Fortune Brands Home & Security, Inc.	68,315	6,433,224
Generac Holdings, Inc. (A)	13,535	3,822,013
II-VI, Inc. (A)	58,356	3,699,770
KLA Corp.	27,132	10,561,674
Match Group, Inc. (A)	32,660	3,680,782
MAXIMUS, Inc.	80,585	6,230,832
Meta Platforms, Inc., Class A (A)	20,078	6,289,634
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Microsoft Corp.	32,957	$10,248,968
NextEra Energy, Inc.	54,986	4,295,506
PayPal Holdings, Inc. (A)	26,867	4,619,512
Pool Corp.	9,126	4,346,258
PTC, Inc. (A)	40,495	4,707,949
Quest Diagnostics, Inc.	58,821	7,942,011
salesforce.com, Inc. (A)	16,062	3,736,503
Seagen, Inc. (A)	13,683	1,840,500
Stanley Black & Decker, Inc.	20,093	3,509,242
Synopsys, Inc. (A)	30,298	9,407,529
Teradyne, Inc.	20,324	2,386,647
The Toro Company	79,531	7,681,104
Thermo Fisher Scientific, Inc.	22,372	13,004,844
TopBuild Corp. (A)	24,443	5,686,664
TransUnion	43,617	4,497,785
Turning Point Therapeutics, Inc. (A)	52,198	1,943,332
UnitedHealth Group, Inc.	28,642	13,535,351
Visa, Inc., Class A	43,814	9,909,412

Zebra Technologies Corp., Class A (A)	15,347	7,813,465
Preferred securities 2.0%		$7,324,970
(Cost $4,359,412)
South Korea 2.0%		7,324,970
Samsung Electronics Company, Ltd.	130,228	7,324,970

Total investments (Cost $277,067,526) 98.6%	$360,290,683
Other assets and liabilities, net 1.4%	5,040,498
Total net assets 100.0%	$365,331,181

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Information technology	34.2%
Health care	18.7%
Industrials	15.3%
Communication services	11.0%
Consumer discretionary	10.9%
Financials	3.1%
Consumer staples	3.0%
Utilities	1.2%
Real estate	1.2%
Other assets and liabilities, net	1.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
China	$18,745,732	$13,987,284	$4,758,448	—
France	22,159,298	—	22,159,298	—
Germany	16,755,293	—	16,755,293	—
Ireland	7,513,040	7,513,040	—	—
Netherlands	7,294,969	7,294,969	—	—
Sweden	15,444,092	—	15,444,092	—
Switzerland	17,207,764	6,869,850	10,337,914	—
United Kingdom	14,341,026	14,341,026	—	—
United States	233,504,499	233,504,499	—	—
Preferred securities	7,324,970	—	7,324,970	—
Total investments in securities	$360,290,683	$283,510,668	$76,780,015	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$249,618	$23,750	$(273,366)	$(15)	$13	$471	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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